RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of contract liabilities- related parties

	June 30,	December 31,	December 31,
	2025	2025	2025
	RMB	RMB	US Dollars
		(Unaudited)	(Unaudited)
Contract liability from unconsolidated entities	¥—	¥400,000	$57,199
Total contract liabilities- related parties	¥—	¥400,000	$57,199

Schedule of leases from related parties

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	US Dollars
Nanjing Recon	One of the founders	April 1, 2024 - March 31, 2026	¥40,000	$5,720
BHD	One of the founders	January 1, 2024- Dec 31, 2025	33,250	4,755
BHD	One of the founders	January 1, 2024- Dec 31, 2025	23,625	3,378